Goodwill and intangible assets - Intangible Assets by Business Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets [Roll Forward]
Beginning Balance	$ 3,411	$ 3,598
Amortization	(180)	(209)	$ (237)
Foreign currency translation	(11)	22
Ending Balance	3,220	3,411	3,598
Investment Services
Intangible Assets [Roll Forward]
Beginning Balance	888	1,032
Amortization	(129)	(149)
Foreign currency translation	(1)	5
Ending Balance	758	888	1,032
Investment Management
Intangible Assets [Roll Forward]
Beginning Balance	1,674	1,717
Amortization	(51)	(60)
Foreign currency translation	(10)	17
Ending Balance	1,613	1,674	1,717
Other
Intangible Assets [Roll Forward]
Beginning Balance	849	849
Amortization	0	0
Foreign currency translation	0	0
Ending Balance	$ 849	$ 849	$ 849